Earnings Per Share (Tables)	3 Months Ended
Jun. 30, 2025
Earnings per share [Abstract]
Schedule of Basic Earnings (Losses) Per Share and Diluted Earnings (Losses) Per Share

The bases for calculating basic earnings (losses) per share and diluted earnings (losses) per share for the three months ended June 30, 2024 and 2025, are as follows:

	For the three months ended June 30,
(In millions, except per share data)	2024	2025
Net profits (losses) for the period attributable to owners of Coincheck Parent	¥436	¥(1,377)
Basic and diluted net earnings (losses) per share	¥3.56	¥(10.52)
Weighted-average number of shares, basic and diluted	122,587,617	130,814,526